Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Equity [Line Items]
Equity

Note 4 — Equity

A. Preferred Shares

The Company’s series A, B and C preferred shares (“Preferred Shares”) were issued as part of the Business Combination. Each Preferred Share has a par value of $0.0001 per share and a stated value of $1,000.

Holders are entitled to dividends equal to those paid on common stock, on an “as-if-converted-to-common-stock” basis.

No additional dividends are paid beyond those tied to common stock.

Preferred stock generally has no voting rights.

In the event of liquidation, holders are entitled to receive the stated value ($1,000 per share) plus accrued dividends before any distribution to common stockholders.

If assets are insufficient, distributions are made ratably among preferred stockholders.

Holders can convert their preferred stock into common stock at any time, based on the stated value divided by the conversion price.

The conversion price is subject to adjustments based on corporate actions like stock splits, dividends, or reclassifications.

Conversion is restricted to ensure holders do not own more than 9.99% of the Corporation’s outstanding common stock.

The Preferred Shares have standard adjustments and Protections, such as adjustments to the conversion price are made for stock dividends, splits, or reclassifications. Also- holders are entitled to participate in rights offerings and distributions as if their preferred stock had been fully converted to common stock.

Fundamental Transactions- in the event of mergers, asset sales, or other major corporate changes, holders are entitled to receive equivalent consideration as common stockholders.

In the event that, within 18 months following the closing date, the company issues any securities at an effective per-share price lower than the then-current conversion price of the Preferred Share, the conversion price will be adjusted to that lower price, and the number of shares issuable upon conversion of the preferred stock will increase accordingly. This adjustment is subject to a floor, which will be the greater of (i) USD 0.10, or (ii) 20% of the closing bid price of the common stock on the date immediately preceding the Merger date.

The Preferred Shares are classified as equity with all embedded features closely related to the host equity contract. The shares are presented within permanent equity under ASC 480-10-S99-3A “Classification and Measurement of Redeemable Securities”, since upon a liquidation event, holders of equally and more subordinated equity instruments would also be entitled to receive the same form of consideration.

B. Share Based Compensation

The stock-based expense recognized in the financial statements for services received is related to research and development (“R&D”), sales and marketing (“S&M”) and general and administrative (“G&A”) expenses as shown in the following table:

	Six months ended June 30,		Three months ended June 30,
	2026	2025	2026	2025
	USD thousands	USD thousands	USD thousands	USD thousands
Stock-based compensation expense – research and development	$2,831	$866	$138	$330
Stock-based compensation expense – sales and marketing	89	405	(4)	179
Stock-based compensation expense – general and administrative	1,511	984	89	357
Total	$4,431	$2,255	$223	$866

In June 2020, Legacy Cyabra adopted the 2020 Share Option Plan for Legacy Cyabra’s officers, directors, employees, consultants and other service providers.

On February 10, 2026, Legacy Cyabra granted a total of 65,797 options to its employees.

Upon the closing of the Business Combination on March 27, 2026, and pursuant to the Merger Agreement, the Key Employees received a total of 400,000 RSUs to purchase shares of Holdings Common Stock pursuant to the 2026 Plan. The RSUs are fully vested as of the closing of the Business Combination. Accordingly, the Company recognized the full compensation expense based on the fair value of the RSUs at the grant date, with a corresponding credit to additional paid-in capital.

On May 14, 2026, the Company granted 1,615,536 RSUs to its employees, advisors and board members. The total fair value of this grant is $968 thousand.

In addition to the above, the Company recognized stock-based expense of $1,009 thousand with connection to the shares granted to LifeSci, see note 1.C.

During the six months period ended June 30, 2026, 4,069 options were exercised, 49,537 options were forfeited and 13,902 options expired.

The fair value of each option award granted in February 2026 is estimated on the date of grant using the Black-Scholes option-pricing model that used the weighted average assumptions in the following table:

2026 Grants
Dividend yield	$-
Expected volatility	60.78 – 61.84%
Risk-free interest	3.77-3.82%
Expected term	5.64 – 6.13 years
Exercise price	$0.16 – 9.37
Share price	$11
Total fair value (USD Thousands)	$626

TRAILBLAZER HOLDINGS, INC. [Member]
Equity [Line Items]
Equity

NOTE 4. STOCKHOLDER’S DEFICIT

Common Stock

The Company is authorized to issue 1,000 shares of common stock with a par value of $0.0001 per share. At December 31, 2025 and 2024, there are 1,000 shares of common stock issued and outstanding. Each share of common stock entitles the holder to one vote.